NON-CONTROLLING INTEREST (Tables)	6 Months Ended
Dec. 31, 2025
NON-CONTROLLING INTEREST
Schedule of non-controlling interest

	As of June 30, 2025
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	MSJ	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US Dollars
Paid-in capital	¥926,592	¥200,000	¥4,805,000	—	¥—	—	¥5,931,592	$828,018
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)		(48,870,000)	(6,821,988)
Unappropriated retained earnings (deficit)	3,477,493	3,616,001	(8,498,212)	(1,452,105)	(2,329,068)	(92,769)	(5,278,660)	(736,873)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	—	(30,703)	(4,286)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	—	34,790,000	4,856,497
Total non-controlling interests	¥4,385,235	¥3,804,148	¥(3,693,212)	(1,452,105)	¥(16,409,068)	(92,769)	(13,457,771)	(1,878,632)

	As of December 31, 2025
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	MSJ	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US Dollars
Paid-in capital	¥926,592	¥200,000	¥4,805,000	—	¥—	—	¥5,931,592	$848,206
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	—	(48,870,000)	(6,988,317)
Unappropriated retained earnings (deficit)	3,477,493	4,123,773	(8,846,171)	(1,427,520)	(3,886,759)	(118,462)	(6,677,646)	(954,891)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	—	(30,703)	(4,390)
Change of non-controlling interest due to disposal of former subsidiaries’ equity interest	—	—	—	1,427,520	—	118,462	1,545,982	221,072
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	—	34,790,000	4,974,904
Total non-controlling interests	¥4,385,235	¥4,311,920	¥(4,041,171)	—	¥(17,966,759)	—	(13,310,775)	(1,903,416)